STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,768,221)	$ (2,601,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,083	1,462
Change in fair market value of derivative liabilities	26,048	20,076
Amortization of debt discount	749,162	175,707
Gain on settlement of judgment	(53,788)
Stock based compensation, related parties	25,030	1,529,182
Stock based compensation	85,360	319,986
Decrease (increase) in assets:
Prepaid expenses	(2,264)	284
Increase (decrease) in liabilities:
Accounts payable	32,475	40,774
Accounts payable, related parties	11,586	29,369
Accrued interest	65,860	21,172
Accrued interest, related parties	2,400	1,170
Judgment payable	340,647
Net cash used in operating activities	(483,622)	(462,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(3,536)
Net cash used in investing activities	(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	2,200	40
Proceeds from sale of stock on equity line of credit	143,520
Proceeds of convertible notes payable	417,500	365,000
Proceeds of notes payable, related parties		30,000
Repayments of convertible notes payable	(89,039)
Net cash provided by financing activities	474,181	395,040
NET CHANGE IN CASH	(12,977)	(67,185)
CASH AT BEGINNING OF PERIOD	35,414	102,599
CASH AT END OF PERIOD	22,437	35,414
SUPPLEMENTAL INFORMATION:
Interest paid	13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note		167,011
Value of debt discounts	571,183	130,000
Value of derivative adjustment due to debt conversions	525,485
Value of shares issued for conversion of debt	737,716	227,388
Convertible note issued in settlement of judgment payable	300,000
Common stock issued for settlement of accounts payable, related party	13,765
Cashless exercise of common stock warrants, 2,250,000 warrants exercised	$ 22